Investment Strategy	Oct. 31, 2025
WEBS SPY DEFINED VOLATILITY ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility US Large Cap 500 Index. The Index is a rules-based strategy that seeks to track the performance of the State Street® SPDR® S&P 500® ETF Trust (“SPY” or the “Underlying ETF”), with investment exposure to the Underlying ETF adjusted for a targeted annual volatility rate of 20% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF to the extent short-term volatility is lower than the Defined Volatility Rate and, conversely, will decrease exposure to the Underlying ETF to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Index seeks to implement this strategy by primarily allocating to shares of the Underlying ETF and alternately allocating to either a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate, or a cash position as a way of reducing volatility to the Defined Volatility Rate. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Underlying ETF is an ETF that seeks to track the investment results, before fees and expenses, of the S&P 500® Index, which includes 500 selected companies, all of which are listed on national stock exchanges and span over 24 separate industry groups.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”). The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the information technology sector.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF.
WEBs QQQ Defined Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility Triple Q’s Index. The Index is a rules-based strategy that seeks to track the performance of the Invesco QQQ TrustSM, Series 1 (“QQQ” or the “Underlying ETF”), with investment exposure to the Underlying ETF adjusted for a targeted annual volatility rate of 22% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF to the extent short-term volatility is lower than the Defined Volatility Rate and, conversely, will decrease exposure to the Underlying ETF to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Index seeks to implement this strategy by primarily allocating to shares of the Underlying ETF and alternately allocating to either a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate, or a cash position as a way of reducing volatility to the Defined Volatility Rate. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Underlying ETF is an ETF that seeks to track the investment results, before fees and expenses, of the NASDAQ-100 Index, which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. While Index and the Underlying ETF reflect companies across major industry groups, more than 50% of the holdings are in the information technology sector. The Underlying ETF does not contain securities of financial companies, including investment companies.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”). The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the information technology sector.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF.
WEBs Energy XLE Defined Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility XLE Index. The Index is a rules-based strategy that seeks to track the net asset value of a portfolio of securities of companies in the energy sector of the large-cap U.S. equity market, with investment exposure to the State Street® Energy Select Sector SPDR® ETF (“XLE” or the “Underlying ETF”) adjusted for a targeted annual volatility rate of 30% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF, by allocating assets to a total return swap on the Underlying ETF, to the extent short-term volatility is lower than the Defined Volatility Rate. Conversely, the Fund will decrease exposure to the Underlying ETF, by allocating assets to a Cash Position, to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Underlying ETF. The Fund will invest in shares of the Underlying ETF as determined by the Index. The Underlying ETF generally invests substantially all, but at least 95% of its total assets, in securities comprising the Energy Select Sector Index. The Energy Select Sector Index includes companies that have been identified as “energy companies” by the Global Industry Classification Standards (GICS®), including securities of companies from the following industries: oil, gas and consumable fuels; and energy equipment and services. The Energy Select Sector Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Select Sector Index is a constituent of the S&P 500® Index; and (2) the Select Sector Index is calculated by S&P Dow Jones Indices LLC based on a proprietary “modified market capitalization” methodology. As of February 9, 2026, the Energy Select Sector Index was composed of 22 common stocks.

Swap Agreements. The Fund will, from time to time as determined by the Index, allocate to a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund expects to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

Cash Position. The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”) as a way of decreasing exposure to the Underlying ETF and thereby reducing volatility to the Defined Volatility Rate. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the energy sector, including companies from the following industries: oil, gas and consumable fuels; and energy equipment and services.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF.
WEBs Materials XLB Defined Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility XLB Index. The Index is a rules-based strategy that seeks to track the net asset value of a portfolio of securities of companies in the materials sector of the large-cap U.S. equity market, with investment exposure to the State Street® Materials Select Sector SPDR® ETF (“XLB” or the “Underlying ETF”), adjusted for a targeted annual volatility rate of 30% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF, by allocating assets to a total return swap on the Underlying ETF, to the extent short-term volatility is lower than the Defined Volatility Rate. Conversely, the Fund will decrease exposure to the Underlying ETF, by allocating assets to a Cash Position, to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Underlying ETF. The Fund will invest in shares of the Underlying ETF as determined by the Index. The Underlying ETF generally invests substantially all, but at least 95% of its total assets, in securities comprising the Materials Select Sector Index. The Materials Select Sector Index includes companies that have been identified as “materials companies” by the Global Industry Classification Standards (GICS®), including securities of companies from the following industries: chemicals; metals and mining; paper and forest products; containers and packaging; and construction materials. The Materials Select Sector Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Select Sector Index is a constituent of the S&P 500® Index; and (2) the Select Sector Index is calculated by S&P Dow Jones Indices LLC based on a proprietary “modified market capitalization” methodology. As of February 9, 2026, the Materials Select Sector Index was composed of 26 common stocks.

Swap Agreements. The Fund will, from time to time as determined by the Index, allocate to a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund expects to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

Cash Position. The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”) as a way of decreasing exposure to the Underlying ETF and thereby reducing volatility to the Defined Volatility Rate. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the materials sector, including companies form the following industries: chemicals; metals and mining; paper and forest products; containers and packaging; and construction materials.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF.
WEBs Industrials XLI Defined Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility XLI Index. The Index is a rules-based strategy that seeks to track the net asset value of a portfolio of securities of companies in the industrial sector of the large-cap U.S. equity market, with investment exposure to the State Street® Industrials Select Sector SPDR® ETF (“XLI” or the “Underlying ETF”), adjusted for a targeted annual volatility rate of 25% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF, by allocating assets to a total return swap on the Underlying ETF, to the extent short-term volatility is lower than the Defined Volatility Rate. Conversely, the Fund will decrease exposure to the Underlying ETF, by allocating assets to a Cash Position, to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Underlying ETF. The Fund will invest in shares of the Underlying ETF as determined by the Index. The Underlying ETF generally invests substantially all, but at least 95% of its total assets, in securities comprising the Industrials Select Sector Index. The Industrials Select Sector Index includes companies that have been identified as “industrial companies” by the Global Industry Classification Standards (GICS®), including securities of companies from the following industries: aerospace and defense; industrial conglomerates; marine transportation; transportation infrastructure; machinery; ground transportation; air freight and logistics; commercial services and supplies; professional services; electrical equipment; construction and engineering; trading companies and distributors; passenger airlines; and building products. The Industrials Select Sector Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Select Sector Index is a constituent of the S&P 500® Index; and (2) the Select Sector Index is calculated by S&P Dow Jones Indices LLC based on a proprietary “modified market capitalization” methodology. As of February 9, 2026, the Industrials Select Sector Index was composed of 79 common stocks.

Swap Agreements. The Fund will, from time to time as determined by the Index, allocate to a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund expects to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

Cash Position. The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”) as a way of decreasing exposure to the Underlying ETF and thereby reducing volatility to the Defined Volatility Rate. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the industrial sector, including companies from the following industries: aerospace and defense; industrial conglomerates; marine transportation; transportation infrastructure; machinery; ground transportation; air freight and logistics; commercial services and supplies; professional services; electrical equipment; construction and engineering; trading companies and distributors; passenger airlines; and building products.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF.
WEBs Consumer Discretionary XLY Defined Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility XLY Index. The Index is a rules-based strategy that seeks to track the net asset value of a portfolio of securities of companies in the consumer discretionary sector of the large-cap U.S. equity market, with investment exposure to the State Street® Consumer Discretionary Select Sector SPDR® ETF (“XLY” or the “Underlying ETF”), adjusted for a targeted annual volatility rate of 25% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF, by allocating assets to a total return swap on the Underlying ETF, to the extent short-term volatility is lower than the Defined Volatility Rate. Conversely, the Fund will decrease exposure to the Underlying ETF, by allocating assets to a Cash Position, to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Underlying ETF. The Fund will invest in shares of the Underlying ETF as determined by the Index. The Underlying ETF generally invests substantially all, but at least 95% of its total assets, in securities comprising the Consumer Discretionary Select Sector Index. The Consumer Discretionary Select Sector Index includes companies that have been identified as “consumer discretionary companies” by the Global Industry Classification Standards (GICS®), including securities of companies from the following industries: specialty retail; broadline retail; hotels, restaurants and leisure; textiles, apparel and luxury goods; household durables; automobiles; automobile components; distributors; leisure products; and diversified consumer services. The Consumer Discretionary Select Sector Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Select Sector Index is a constituent of the S&P 500® Index; and (2) the Select Sector Index is calculated by S&P Dow Jones Indices LLC based on a proprietary “modified market capitalization” methodology. As of February 9, 2026, the Consumer Discretionary Select Sector Index was composed of 48 common stocks.

Swap Agreements. The Fund will, from time to time as determined by the Index, allocate to a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund expects to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

Cash Position. The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”) as a way of decreasing exposure to the Underlying ETF and thereby reducing volatility to the Defined Volatility Rate. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the consumer discretionary sector, including the following industries: specialty retail; broadline retail; hotels, restaurants and leisure; textiles, apparel and luxury goods; household durables; automobiles; automobile components; distributors; leisure products; and diversified consumer services.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF.
WEBs Consumer Staples XLP Defined Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility XLP Index. The Index is a rules-based strategy that seeks to track the net asset value of a portfolio of securities of companies in the consumer staples sector of the large-cap U.S. equity market, with investment exposure to the State Street® Consumer Staples Select Sector SPDR® ETF (“XLP” or the “Underlying ETF”), adjusted for a targeted annual volatility rate of 20% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF, by allocating assets to a total return swap on the Underlying ETF, to the extent short-term volatility is lower than the Defined Volatility Rate. Conversely, the Fund will decrease exposure to the Underlying ETF, by allocating assets to a Cash Position, to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Underlying ETF. The Fund will invest in shares of the Underlying ETF as determined by the Index. The Underlying ETF generally invests substantially all, but at least 95% of its total assets, in securities comprising the Consumer Staples Select Sector Index. The Consumer Staples Select Sector Index includes companies that have been identified as “consumer staples companies” by the Global Industry Classification Standards (GICS®), including securities of companies from the following industries: consumer staples distribution and retail; household products; food products; beverages; tobacco; and personal care products. The Consumer Staples Select Sector Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Select Sector Index is a constituent of the S&P 500® Index; and (2) the Select Sector Index is calculated by S&P Dow Jones Indices LLC based on a proprietary “modified market capitalization” methodology. As of February 9, 2026, the Consumer Staples Select Sector Index was composed of 36 common stocks.

Swap Agreements. The Fund will, from time to time as determined by the Index, allocate to a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund expects to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

Cash Position. The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”) as a way of decreasing exposure to the Underlying ETF and thereby reducing volatility to the Defined Volatility Rate. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the consumer staples sector, including the following industries: consumer staples distribution and retail; household products; food products; beverages; tobacco; and personal care products.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF.
WEBs Health Care XLV Defined Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility XLV Index. The Index is a rules-based strategy that seeks to track the net asset value of a portfolio of securities of companies in the health care sector of the large-cap U.S. equity market, with investment exposure to the State Street® Health Care Select Sector SPDR® ETF (“XLV” or the “Underlying ETF”), adjusted for a targeted annual volatility rate of 20% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF, by allocating assets to a total return swap on the Underlying ETF, to the extent short-term volatility is lower than the Defined Volatility Rate. Conversely, the Fund will decrease exposure to the Underlying ETF, by allocating assets to a Cash Position, to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Underlying ETF. The Fund will invest in shares of the Underlying ETF as determined by the Index. The Underlying ETF generally invests substantially all, but at least 95% of its total assets, in securities comprising the Health Care Select Sector Index. The Health Care Select Sector Index includes companies that have been identified as “health care companies” by the Global Industry Classification Standards (GICS®), including securities of companies from the following industries: pharmaceuticals; health care equipment and supplies; health care providers and services; biotechnology; life sciences tools and services; and health care technology. The Health Care Select Sector Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Select Sector Index is a constituent of the S&P 500® Index; and (2) the Select Sector Index is calculated by S&P Dow Jones Indices LLC based on a proprietary “modified market capitalization” methodology. As of February 9, 2026, the Health Care Select Sector Index was composed of 60 common stocks.

Swap Agreements. The Fund will, from time to time as determined by the Index, allocate to a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund expects to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

Cash Position. The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”) as a way of decreasing exposure to the Underlying ETF and thereby reducing volatility to the Defined Volatility Rate. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the health care sector, including the following industries: pharmaceuticals; health care equipment and supplies; health care providers and services; biotechnology; life sciences tools and services; and health care technology.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF.
WEBs Financial XLF Defined Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility XLF Index. The Index is a rules-based strategy that seeks to track the net asset value of a portfolio of securities of companies in the financial sector of the large-cap U.S. equity market, with investment exposure to the State Street® Financial Select Sector SPDR® ETF (“XLF” or the “Underlying ETF”), with investment exposure to the Underlying ETF adjusted for a targeted annual volatility rate of 30% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF, by allocating assets to a total return swap on the Underlying ETF, to the extent short-term volatility is lower than the Defined Volatility Rate. Conversely, the Fund will decrease exposure to the Underlying ETF, by allocating assets to a Cash Position, to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Underlying ETF. The Fund will invest in shares of the Underlying ETF as determined by the Index. The Underlying ETF generally invests substantially all, but at least 95% of its total assets, in securities comprising the Financial Select Sector Index. The Financial Select Sector Index includes companies that have been identified as “financial companies” by the Global Industry Classification Standards (GICS®), including securities of companies from the following industries: financial services; insurance; banks; capital markets; mortgage real estate investment trusts (“REITs”); and consumer finance. The Financial Select Sector Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Select Sector Index is a constituent of the S&P 500® Index; and (2) the Select Sector Index is calculated by S&P Dow Jones Indices LLC based on a proprietary “modified market capitalization” methodology. As of February 9, 2026, the Financial Select Sector Index was composed of 76 common stocks.

Swap Agreements. The Fund will, from time to time as determined by the Index, allocate to a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund expects to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

Cash Position. The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”) as a way of decreasing exposure to the Underlying ETF and thereby reducing volatility to the Defined Volatility Rate. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the financial sector, including the following industries: financial services; insurance; banks; capital markets; mortgage real estate investment trusts (“REITs”); and consumer finance.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF.
WEBs Technology XLK Defined Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility XLK Index. The Index is a rules-based strategy that seeks to track the net asset value of a portfolio of securities of companies in the technology sector of the large-cap U.S. equity market, with investment exposure to the State Street® Technology Select Sector SPDR® ETF (“XLK” or the “Underlying ETF”), adjusted for a targeted annual volatility rate of 30% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF, by allocating assets to a total return swap on the Underlying ETF, to the extent short-term volatility is lower than the Defined Volatility Rate. Conversely, the Fund will decrease exposure to the Underlying ETF, by allocating assets to a Cash Position, to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Underlying ETF. The Fund will invest in shares of the Underlying ETF as determined by the Index. The Underlying ETF generally invests substantially all, but at least 95% of its total assets, in securities comprising the Technology Select Sector Index. The Technology Select Sector Index includes companies that have been identified as “information technology companies” by the Global Industry Classification Standards (GICS®), including securities of companies from the following industries: technology hardware, storage, and peripherals; software; communications equipment; semiconductors and semiconductor equipment; IT services; and electronic equipment, instruments and components. The Technology Select Sector Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Select Sector Index is a constituent of the S&P 500® Index; and (2) the Select Sector Index is calculated by S&P Dow Jones Indices LLC based on a proprietary “modified market capitalization” methodology. As of February 9, 2026, the Technology Select Sector Index was composed of 71 common stocks.

Swap Agreements. The Fund will, from time to time as determined by the Index, allocate to a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund expects to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

Cash Position. The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”) as a way of decreasing exposure to the Underlying ETF and thereby reducing volatility to the Defined Volatility Rate. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the technology sector, including the following industries: technology hardware, storage, and peripherals; software; communications equipment; semiconductors and semiconductor equipment; IT services; and electronic equipment, instruments and components.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF.
WEBs Communication Services XLC Defined Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility XLC Index. The Index is a rules-based strategy that seeks to track the net asset value of a portfolio of securities of companies in the communication services sector of the large-cap U.S. equity market, with investment exposure to the State Street® Communication Services Select Sector SPDR® ETF (“XLC” or the “Underlying ETF”), adjusted for a targeted annual volatility rate of 30% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF, by allocating assets to a total return swap on the Underlying ETF, to the extent short-term volatility is lower than the Defined Volatility Rate. Conversely, the Fund will decrease exposure to the Underlying ETF, by allocating assets to a Cash Position, to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Underlying ETF. The Fund will invest in shares of the Underlying ETF as determined by the Index. The Underlying ETF generally invests substantially all, but at least 95% of its total assets, in securities comprising the Communication Services Select Sector Index. The Communication Services Select Sector Index includes companies that have been identified as “communication services companies” by the Global Industry Classification Standards (GICS®), including securities of companies from the following industries: diversified telecommunication services; wireless telecommunication services; media; entertainment; and interactive media & services. The Communication Services Select Sector Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Select Sector Index is a constituent of the S&P 500® Index; and (2) the Select Sector Index is calculated by S&P Dow Jones Indices LLC based on a proprietary “modified market capitalization” methodology. As of February 9, 2026, the Communication Services Select Sector Index was composed of 23 common stocks.

Swap Agreements. The Fund will, from time to time as determined by the Index, allocate to a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund expects to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

Cash Position. The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”) as a way of decreasing exposure to the Underlying ETF and thereby reducing volatility to the Defined Volatility Rate. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the communication services sector, including the following industries: diversified telecommunication services; wireless telecommunication services; media; entertainment; and interactive media & services.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF.
WEBs Utilities XLU Defined Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility XLU Index. The Index is a rules-based strategy that seeks to track the net asset value of a portfolio of securities of companies in the utilities sector of the large-cap U.S. equity market, with investment exposure to the State Street® Utilities Select Sector SPDR® ETF (“XLU” or the “Underlying ETF”), adjusted for a targeted annual volatility rate of 25% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF, by allocating assets to a total return swap on the Underlying ETF, to the extent short-term volatility is lower than the Defined Volatility Rate. Conversely, the Fund will decrease exposure to the Underlying ETF, by allocating assets to a Cash Position, to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Underlying ETF. The Fund will invest in shares of the Underlying ETF as determined by the Index. The Underlying ETF generally invests substantially all, but at least 95% of its total assets, in securities comprising the Utilities Select Sector Index. The Utilities Select Sector Index includes companies that have been identified as “utilities companies” by the Global Industry Classification Standards (GICS®), including securities of companies from the following industries: electric utilities; water utilities; multi-utilities; independent power and renewable electricity producers; and gas utilities. The Utilities Select Sector Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Select Sector Index is a constituent of the S&P 500® Index; and (2) the Select Sector Index is calculated by S&P Dow Jones Indices LLC based on a proprietary “modified market capitalization” methodology. As of February 9, 2026, the Utilities Select Sector Index was composed of 31 common stocks.

Swap Agreements. The Fund will, from time to time as determined by the Index, allocate to a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund expects to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

Cash Position. The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”) as a way of decreasing exposure to the Underlying ETF and thereby reducing volatility to the Defined Volatility Rate. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the utilities sector, including the following industries: electric utilities; water utilities; multi-utilities; independent power and renewable electricity producers; and gas utilities.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF.
WEBs Real Estate XLRE Defined Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is a passively managed ETF listed for trading on the Exchange. The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.

Syntax Defined Volatility XLRE Index. The Index is a rules-based strategy that seeks to track the net asset value of a portfolio of securities of companies in the real estate sector of the large-cap U.S. equity market, with investment exposure to the State Street® Real Estate Select Sector SPDR® ETF (“XLRE” or the “Underlying ETF”), adjusted for a targeted annual volatility rate of 25% (a representation of the annual long-term volatility rate of the Underlying ETF) (the “Defined Volatility Rate”). The Index was created by Syntax LLC (“Syntax” or the “Index Provider”).

Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in an asset’s price) over time. In general, an investment with high levels of volatility will subject an investor to more significant variances in gains and losses than the investment with lower volatility over the same period. Realized volatility is the historically observed movement of the price of an asset over a given period. The Index dynamically allocates exposure to the Underlying ETF by comparing the Underlying ETF’s annualized 21-day realized volatility (short-term volatility) to the Defined Volatility Rate. The Fund, in seeking to track the Index, will increase exposure to the Underlying ETF, by allocating assets to a total return swap on the Underlying ETF, to the extent short-term volatility is lower than the Defined Volatility Rate. Conversely, the Fund will decrease exposure to the Underlying ETF, by allocating assets to a Cash Position, to the extent short-term volatility is higher than the Defined Volatility Rate. On each day of trading of the Underlying ETF, the Index calculates the short-term volatility of the Underlying ETF by measuring the annualized volatility of the Underlying ETF based on the 21 trailing trade dates’ total returns and

●	when the measured Underlying ETF short-term volatility is below the Defined Volatility Rate, the Index increases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility up to the Defined Volatility Rate;

●	when the measured Underlying ETF short-term volatility is above the Defined Volatility Rate, the Index decreases exposure to the Underlying ETF in order to adjust the Underlying ETF short-term volatility down to the Defined Volatility Rate.

As further described below, the Fund seeks to implement this strategy by investing in the following instruments:

Underlying ETF. The Fund will invest in shares of the Underlying ETF as determined by the Index. The Underlying ETF generally invests substantially all, but at least 95% of its total assets, in securities comprising the Real Estate Select Sector Index. The Real Estate Select Sector Index includes companies that have been identified as “real estate” by the Global Industry Classification Standards (GICS®), including securities of companies from the following industries: real estate management and development; and real estate investment trusts (“REITs”), excluding mortgage REITs. The Real Estate Select Sector Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Select Sector Index is a constituent of the S&P 500® Index; and (2) the Select Sector Index is calculated by S&P Dow Jones Indices LLC based on a proprietary “modified market capitalization” methodology. As of February 9, 2026, the Real Estate Select Sector Index was composed of 31 common stocks.

Swap Agreements. The Fund will, from time to time as determined by the Index, allocate to a total return swap on the Underlying ETF, as a way of applying leverage to the Underlying ETF and thereby increasing volatility to the Defined Volatility Rate. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund expects to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty.

Cash Position. The Fund will, from time to time as determined by the Index, hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”) as a way of decreasing exposure to the Underlying ETF and thereby reducing volatility to the Defined Volatility Rate. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Index seeks to provide investment exposure to the “total returns” of the Underlying ETF. The total returns of the Underlying ETF are based upon the Underlying ETF’s market price and include capital gains, dividends and distributions paid by the Underlying ETF. The Fund does not seek to track the investment performance of the Underlying ETF, and exposure to the Underlying ETF will vary dynamically in the Fund’s strategy, between 0-200%. See “Additional Information About the Fund’s Principal Investment Strategies” for a discussion of the Index.

There is no assurance that the Index or the Fund will successfully maintain the Defined Volatility Rate in accordance with its investment objective. The Fund’s returns will likely differ in amount, and possibly even direction, from the returns of the Underlying ETF. These differences can be significant, the Fund and the Underlying ETF may incur substantial losses. The Fund could lose money regardless of the performance of its Underlying ETF and as a result of portfolio rebalancing, fees, the Underlying ETF’s volatility, compounding and other factors, the Fund is unlikely to match the performance of the Underlying ETF.

Concentration Policy. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF. As of the date of this prospectus, a significant portion of the Underlying ETF is represented by securities of companies in the real estate sector, including the following industries: real estate management and development; and real estate investment trusts (“REITs”), excluding mortgage REITs.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund implements its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying ETF.